Net Income Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
NET INCOME PER SHARE

NOTE 13 — NET INCOME PER SHARE

Basic net income per share of Class A common stock is computed by dividing net income attributable to Class A common shareholders for the three months ended September 30, 2023 and the period from February 13, 2023, or the Closing Date, to September 30, 2023 by the weighted-average number of shares of Class A common stock outstanding for the same periods.

Diluted net income per share of Class A common stock includes additional weighted average common shares that would have been outstanding if potential common shares with a dilutive effect had been issued using the if-converted method for the Series A Preferred Stock and the treasury method for our RSUs, options, and warrants. During loss periods, diluted net loss per share for all periods presented is the same as basic net loss per share as the inclusion of the potentially issuable shares would be anti-dilutive.

Prior to the Business Combination, the membership structure of Intuitive Machines, LLC included membership units. In conjunction with the closing of the Business Combination, the Company effectuated a recapitalization whereby all membership units were converted to common units of Intuitive Machines, LLC and Intuitive Machines, Inc. implemented a revised class structure including Class A common stock having one vote per share and economic rights, Class B common stock having one vote per share and no economic rights, and Class C Common Stock having three votes per share and no economic rights. Shares of the Company’s Class B Common Stock and Class C Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. The Company has determined that the calculation of loss per unit for periods prior to the Business Combination would not be meaningful to the users of these condensed consolidated financial statements. Therefore, net loss per share information has not been presented for periods prior to the Business Combination on February 13, 2023. The basic and diluted net income per share for the three and nine months ended September 30, 2023 represent only the period of February 13, 2023 to September 30, 2023. The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of February 13, 2023 (the Closing Date) to September 30, 2023 (in thousands, except share data):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Numerator
Net income for the period from February 13, 2023 through September 30, 2023	$15,096	$16,177
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through September 30, 2023	(18,555)	(37,635)
Net income for the period from February 13, 2023 through September 30, 2023 attributable to the Company	$33,651	53,812
Less: Cumulative preferred dividends	(674)	(1,657)
Net income for the period from February 13, 2023 through September 30, 2023 attributable to Class A common shareholders	$32,977	$52,155

Denominator
Basic weighted-average shares of Class A common stock outstanding	17,411,217	16,294,029
RSUs and Options	1,016,390	1,342,694
Series A Preferred Stock	5,230,304	3,215,161
Warrants	2,468,334	4,112,524
Diluted weighted-average shares of Class A common stock outstanding	26,126,245	24,964,408

Net income per share of Class A common stock – basic	$1.89	$3.20
Net income per share of Class A common stock – diluted	$1.29	$2.16

For the three months ended September 30, 2023, the diluted earnings per share calculation excluded the potential Class A common stock equivalent of 22.5 million related to our Public and Private Placement Warrants and Series A Preferred Warrants, as their effect would be anti-dilutive. For the three and nine months ended September 30, 2023, the diluted earnings per share calculation excluded the potential Class A common stock equivalent of 7.5 million related to Earn Out Units because of unsatisfied contingent issuance conditions.

NOTE 12 — EARNINGS PER UNIT

Basic income (loss) per share is computed by dividing net income (loss) attributable to Class A Common Unit holders by the sum of the weighted-average number of units outstanding, representing 122,501,241 units and 122,500,000 for the years ended December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, there were no dilutive units outstanding.

As a result, the calculation of diluted income (loss) per unit was equal to the calculation of basic income (loss) per unit.

The following table presents net loss per unit and related information:

	Year Ended December 31,
	2022	2021
	(in thousands, except per unit data)
Basic and diluted:
Net loss	$(6,405)	$(35,648)
Weighted-average common shares outstanding	122,501,241	122,500,000
Basic and diluted net loss per unit	$(0.05)	$(0.29)